Revenue from Contracts with Customers - Summary of Revenue Recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue From Contracts With Customers [Abstract]
Amounts included in contract liabilities at the beginning of the year	€ 58,895	€ 84,112	€ 59,583